Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Accounts payable	$ 16,310,709	$ 14,156,541
Accrued liabilities	2,371,047	240,462
Payroll, withholding and sales tax liabilities	110,726	410,862
Total	$ 18,792,482	$ 14,807,865